Related Party Balances and Transactions - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Stewart Lor [Member]
Related Party Transaction [Line Items]
Relationship to the Group	CEO
Ban Lor [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Co-founder, CEO’s brother
Yuxia XU [Member]
Related Party Transaction [Line Items]
Relationship to the Group	CFO
Phillip Tao Qiu [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Independent Director (resigned on February 12, 2026)
Xiaoyan Liu [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Shareholder of Ascendent
Zhongchuan Dadi (Beijing) Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Shareholder of Ascendent
Shanghai Yue See cultural development Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Shareholder of Metafusion
Tingru Ou [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Chief Product Officer
Huarong [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Equity method investee of the Group